OTHER GAINS AND LOSSES—NET (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other Gains and Losses—Net

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Realized (losses) / gains on derivatives (A)		(46)	(6)	113
Unrealized (losses) / gains on derivatives at fair value through profit and loss - net (A)		(3)	(47)	39
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net		(2)	(1)	1
Restructuring costs	24	—	(1)	(3)
Gains / (losses) on pension plan amendments (B)	23	—	47	(32)
Gains / (losses) on disposal (C)		29	(4)	(3)
Other		3	4	2
Total other gains and losses - net		(19)	(8)	117
(A)Realized and unrealized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices and that do not qualify for hedge accounting.
(B)In the year ended December 31, 2022, the Group recognized a net gain of €47 million from past service cost as a result from a new 3-year collective bargaining agreement between Constellium Rolled Products Ravenswood and the United Steelworkers Local Union 5668 entered in October 2022. The agreement resulted in changes in OPEB and pension benefits that were accounted for as a plan amendment in the year ended December 31, 2022 (see Note 23.6 Ravenswood plan amendment).
In the year ended December 31, 2021, the Group recognized a loss of €31 million from past service cost following an adverse decision of the Fourth Circuit Court in the dispute between Constellium Rolled Products Ravenswood, LLC and the United Steelworkers Local Union 5668 over the transfer of certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan to a third-party health network (see Note 23.7 Ravenswood OPEB dispute).
(C)In the year ended December 31, 2023, gains and losses on disposals net of transaction costs included a €5 million loss related to the sale of Constellium Ussel S.A.S. completed on February 2, 2023 and a €36 million gain related to the sale of Constellium Extrusions Deutschland GmbH completed on September 29, 2023 (See NOTE 30 - Disposal of subsidiaries).